Note 8 - Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]
	2013	2012

Asset retirement obligations, start of year	$877	$838
Additions to asset retirement obligation	37	1
Accretion of discount	45	38
Asset retirement obligations, end of year	$959	$877